Financial Instruments - Summary of Financial Assets and Liabilities Measured at Fair Value by Level within Fair Value Hierarchy (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	$ 235,446	$ 191,162	$ 192,683	$ 131,764	$ 126,676	$ 103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Long-term investments - common shares held	83,887	$ 83,836	196,241	$ 262,371	$ 156,973	$ 309,757
Long-term investments - warrants held	2,492		3,637
Convertible notes receivable	15,979		11,353
Total net financial assets measured at fair value	341,838		409,343
Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	83,887		196,241
Level 1 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Cash and cash equivalents	235,446		192,683
Total net financial assets measured at fair value	319,333		388,924
Level 1 [member] | Investments in equity instruments designated at fair value through other comprehensive income [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Long-term investments - common shares held	83,887		196,241
Level 2 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Trade receivables from provisional concentrate sales, net of fair value adjustment	4,034		5,429
Long-term investments - warrants held	2,492		3,637
Total net financial assets measured at fair value	6,526		9,066
Level 3 [member]
Disclosure of fair value measurements of assets and liabilities [line items]
Convertible notes receivable	15,979		11,353
Total net financial assets measured at fair value	$ 15,979		$ 11,353